Redeemable Convertible Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2023
Redeemable Convertible Preferred Stock
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	50.00%
Percentage Of Redemption Amount Value	15.00%
Cash and Cash Equivalents, at Carrying Value	$ 50,237	$ 44,967	$ 7,045	$ 3,213
Maximum [Member]
Redeemable Convertible Preferred Stock
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	50.00%
Minimum [Member]
Redeemable Convertible Preferred Stock
Cash and Cash Equivalents, at Carrying Value	$ 225,000
Two Thousand Twenty Two P2P Note [Member]
Redeemable Convertible Preferred Stock
Amount For Raised Of Additional Notes				9,400
Proceeds Of Common Right Offering				100
Pull Through Exchange In Incremental Value To Investors				$ 30,600
IPO [Member] | Maximum [Member]
Redeemable Convertible Preferred Stock
Gross Proceeds From IPO	$ 150,000
Series B Preferred Stock [Member]
Redeemable Convertible Preferred Stock
Dividends Payable, Amount Per Share	$ 0.0552
Series C Preferred Stock [Member]
Redeemable Convertible Preferred Stock
Dividends Payable, Amount Per Share	0.3812
Series Seed Shadow Preferred Stock [Member]
Redeemable Convertible Preferred Stock
Preferred Stock Issue Price	0.3456
Series A Shadow Preferred Stock [Member]
Redeemable Convertible Preferred Stock
Preferred Stock Issue Price	0.696
Series B Shadow Preferred Stock [Member]
Redeemable Convertible Preferred Stock
Preferred Stock Issue Price	0.69
Series C Shadow Preferred Stock [Member]
Redeemable Convertible Preferred Stock
Preferred Stock Issue Price	4.7653
Series D Shadow Preferred Stock [Member]
Redeemable Convertible Preferred Stock
Preferred Stock Issue Price	10.4425
Series D 1 Shadow Preferred Stock [Member]
Redeemable Convertible Preferred Stock
Preferred Stock Issue Price	8.354
Series D 2 Shadow Preferred Stock [Member]
Redeemable Convertible Preferred Stock
Preferred Stock Issue Price	4.9717
Series D Exchange Shadow Preferred Stock [Member]
Redeemable Convertible Preferred Stock
Preferred Stock Issue Price	10.4425
Series D 1 Exchange Preferred Stock [Member]
Redeemable Convertible Preferred Stock
Preferred Stock Issue Price	$ 8.354